Balance Sheet Accounts (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Schedule Of Intangible Assets [Line Items]
Gross Carrying Amount		$ 12,707	$ 12,707
Accumulated Amortization		(10,281)	(9,241)
Total finite-lived intangible assets, net		2,426	3,466
Indefinite-lived trademarks and domain names		5,114	5,114
Intangible assets	[1]	7,540	8,580
Technology
Schedule Of Intangible Assets [Line Items]
Gross Carrying Amount		1,700	1,700
Accumulated Amortization		(1,700)	(1,700)
Total finite-lived intangible assets, net		$ 0	0
Weighted Average Remaining Life		0 years
Pharmacy And Customer Relationships
Schedule Of Intangible Assets [Line Items]
Gross Carrying Amount		$ 10,100	10,100
Accumulated Amortization		(7,884)	(6,934)
Total finite-lived intangible assets, net		$ 2,216	3,166
Weighted Average Remaining Life		2 years 4 months
Trade Names, Trademarks and Website Addresses
Schedule Of Intangible Assets [Line Items]
Gross Carrying Amount		$ 907	907
Accumulated Amortization		(697)	(607)
Total finite-lived intangible assets, net		$ 210	$ 300
Weighted Average Remaining Life		2 years 4 months

[1]	As adjusted for the adoption of ASC 606 using the full retrospective method